Award Timing Disclosure	12 Months Ended
Mar. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Equity Grants. During fiscal year 2026, the Compensation Committee did not grant any stock options or similar awards as part of the Company’s equity compensation programs. If stock options or similar awards are granted in the future, our practice is to not grant any such awards at a time when we are in possession of material nonpublic information, including but not limited to the release of earnings or news regarding a significant transaction. In addition, we generally do not grant stock options or similar awards (i) during trading blackout periods established under our insider trading policy or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. Our executive officers are not permitted to choose the grant date for their individual stock option or similar award grants.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	If stock options or similar awards are granted in the future, our practice is to not grant any such awards at a time when we are in possession of material nonpublic information, including but not limited to the release of earnings or news regarding a significant transaction. In addition, we generally do not grant stock options or similar awards (i) during trading blackout periods established under our insider trading policy or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.